Shareholder Report, Average Annual Return (Details) 191623_DoubleLine Shiller Enhanced CAPE_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	2.59%	6.13%	9.13%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.24%